UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09038

The Olstein Funds
 (Exact name of registrant as specified in charter)

4 Manhattanville Road
Purchase, NY 10577
(Address of principal executive offices) (Zip code)

Robert A. Olstein
4 Manhattanville Road
Purchase, NY 10577
 (Name and address of agent for service)

1-800-799-2113
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  March 31, 2018

Item 1. Schedule of Investments.

OLSTEIN ALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCKS - 97.0%	Shares	Value
Advertising Agencies - 1.1%
Omnicom Group Inc.	99,000	$7,194,330

Aerospace & Defense - 1.0%
United Technologies Corporation	53,500	6,731,370

Air Delivery & Freight Services - 2.0%
FedEx Corp.	29,000	6,963,190
United Parcel Service, Inc. - Class B	64,000	6,698,240
		13,661,430
Airlines - 3.4%
Delta Air Lines, Inc.	173,000	9,482,130
JetBlue Airways Corporation (a)	325,900	6,622,288
Spirit Airlines, Inc. (a)	179,000	6,762,620
		22,867,038
Auto Components - 3.0%
Aptiv PLC (b)	54,000	4,588,380
BorgWarner, Inc.	101,000	5,073,230
Delphi Technologies PLC (b)	72,000	3,430,800
The Goodyear Tire & Rubber Company	257,700	6,849,666
		19,942,076
Auto Manufacturers - 1.1%
General Motors Company	195,000	7,086,300

Beverages - 0.5%
PepsiCo, Inc.	30,000	3,274,500

Chemicals - 1.8%
DowDuPont, Inc.	81,000	5,160,510
Eastman Chemical Co.	67,000	7,073,860
		12,234,370
Commercial Banks - 5.6%
The Bank of New York Mellon Corporation	125,000	6,441,250
BB&T Corporation	68,000	3,538,720
Citizens Financial Group Inc.	119,000	4,995,620
Fifth Third Bancorp	172,000	5,461,000
Prosperity Bancshares, Inc.	70,585	5,126,589
U.S. Bancorp	107,400	5,423,700
Wells Fargo & Company	135,000	7,075,350
		38,062,229
Commercial Services - 0.2%
Moody's Corporation	10,000	1,613,000

Communications Equipment - 2.2%
Cisco Systems, Inc.	256,000	10,979,840
CommScope Holding Company, Inc. (a)	97,000	3,877,090
		14,856,930
Computers - 6.6%
Apple Inc.	113,000	18,959,140
Conduent Inc. (a)	472,000	8,798,080
International Business Machines Corporation (IBM)	59,000	9,052,370
Western Digital Corporation	86,000	7,935,220

		44,744,810
Consumer Finance - 2.4%
American Express Company	59,000	5,503,520
MasterCard, Inc. - Class A	22,000	3,853,520
Visa Inc. - Class A	56,000	6,698,720
		16,055,760
Containers & Packaging - 2.4%
Owens-Illinois, Inc. (a)	293,402	6,355,088
Sealed Air Corporation	84,000	3,594,360
WestRock Company	101,431	6,508,827
		16,458,275
Diversified Financial Services - 4.4%
Franklin Resources, Inc.	200,000	6,936,000
Invesco Ltd. (b)	326,000	10,435,260
Janus Henderson Group PLC (b)	103,100	3,411,579
Legg Mason, Inc.	218,000	8,861,700
		29,644,539
E-Commerce - 1.2%
eBay Inc. (a)	199,000	8,007,760

Electrical Equipment - 0.8%
Eaton Corp PLC (b)	70,000	5,593,700

Electronics - 1.9%
Keysight Technologies, Inc. (a)	162,000	8,487,180
Sensata Technologies Holding PLC (a)(b)	89,759	4,652,209
		13,139,389

Energy - 1.1%
Chevron Corporation	32,000	3,649,280
Exxon Mobil Corporation	50,000	3,730,500
		7,379,780
Food & Drug Retailers - 3.8%
Casey's General Stores, Inc.	33,928	3,724,277
CVS Health Corporation	185,000	11,508,850
Walgreens Boots Alliance, Inc.	159,300	10,429,371
		25,662,498
Food Products - 1.6%
Hormel Foods Corporation	167,000	5,731,440
The JM Smucker Company	42,000	5,208,420
		10,939,860
Health Care Equipment & Supplies - 7.0%
Baxter International Inc.	54,000	3,512,160
Becton, Dickinson and Company	33,000	7,151,100
Danaher Corporation	55,000	5,385,050
Hologic, Inc. (a)	167,700	6,265,272
Intuitive Surgical, Inc. (a)	3,400	1,403,622
Medtronic, PLC (b)	116,000	9,305,520
Patterson Companies Inc.	198,517	4,413,033
Zimmer Biomet Holdings, Inc.	93,200	10,162,528
		47,598,285
Health Care Providers & Services - 2.6%
Henry Schein, Inc. (a)	83,160	5,589,184
UnitedHealth Group Incorporated	31,920	6,830,880
Universal Health Services, Inc. - Class B	44,600	5,281,086
		17,701,150
Hotels & Leisure - 1.0%
SeaWorld Entertainment Inc. (a)	477,200	7,076,876

Household Durables - 2.3%
Newell Brands, Inc.	313,000	7,975,240
Snap-on Incorporated	50,000	7,377,000
		15,352,240
Household Products - 2.0%
Coty, Inc. - Class A	249,000	4,556,700
Kimberly-Clark Corporation	44,050	4,851,226
The Procter & Gamble Company	55,000	4,360,400
		13,768,326
Industrial Equipment Wholesale - 1.2%
WESCO International, Inc. (a)	131,630	8,167,642

Insurance - 4.7%
Aon PLC (b)	60,000	8,419,800
Marsh & McLennan Companies, Inc.	44,800	3,700,032
Prudential Financial, Inc.	67,000	6,937,850
The Travelers Companies, Inc.	37,500	5,207,250
Willis Towers Watson PLC (b)	50,000	7,609,500
		31,874,432
Internet Software & Services - 2.8%
Alphabet Inc. - Class C (a)	18,200	18,778,578

Machinery - 2.8%
AGCO Corporation	52,650	3,414,352
Caterpillar Inc.	14,000	2,063,320
Gardner Denver Holdings, Inc. (a)	113,000	3,466,840
Parker-Hannifin Corporation	21,000	3,591,630
Regal Beloit Corporation	88,900	6,520,815
		19,056,957
Materials - 0.7%
Axalta Coating Systems Ltd. (a)(b)	156,600	4,727,754

Media - 5.3%
Comcast Corporation - Class A	263,000	8,986,710
Discovery Communications, Inc. - Class C (a)	456,500	8,910,880
Twenty-First Century Fox, Inc. - Class B	215,000	7,819,550
Viacom Inc. - Class B	322,000	10,001,320
		35,718,460
Office Electronics - 1.5%
Zebra Technologies Corporation - Class A (a)	71,000	9,882,490

Pharmaceuticals - 0.7%
Thermo Fisher Scientific, Inc.	23,000	4,748,580

Restaurants - 0.6%
Dunkin' Brands Group Inc.	68,000	4,058,920

Semiconductor & Semiconductor Equipment - 4.5%
Intel Corporation	326,900	17,024,952
Kulicke and Soffa Industries, Inc. (a)	231,000	5,777,310
Texas Instruments Incorporated	71,000	7,376,190
		30,178,452
Software - 3.6%
Microsoft Corporation	148,000	13,507,960
Oracle Corporation	238,000	10,888,500
		24,396,460
Specialty Retail - 1.1%
Lowe's Companies, Inc.	83,000	7,283,250

Telecommunications - 0.8%
Corning Incorporated	182,000	5,074,160

Textiles, Apparel & Luxury Goods - 1.9%
NIKE, Inc. - Class B	55,000	3,654,200
Skechers U.S.A., Inc. - Class A (a)	129,000	5,016,810
Tapestry, Inc.	83,000	4,366,630
		13,037,640
Transportation Equipment - 0.8%
The Greenbrier Companies, Inc.	104,982	5,275,345

Waste Management - 1.0%
Stericycle, Inc. (a)	116,000	6,789,480

TOTAL COMMON STOCKS (Cost $590,024,538)		655,695,421

SHORT-TERM INVESTMENT - 3.4%
Money Market Mutual Fund - 3.4%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.58% (c)	22,786,919	22,786,919

TOTAL SHORT-TERM INVESTMENT (Cost $22,786,919)		22,786,919

TOTAL INVESTMENTS - 100.4%
(Cost $612,811,457)		678,482,340
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%		(2,893,633)
TOTAL NET ASSETS - 100.0%		$675,588,707

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$612,811,457
Gross unrealized appreciation	90,894,204
Gross unrealized depreciation	(25,223,321)
Net unrealized appreciation	$65,670,883

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

OLSTEIN STRATEGIC OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2018 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Airlines - 3.3%
Spirit Airlines, Inc. (a)	113,900	$4,303,142

Auto Components - 5.1%
The Goodyear Tire & Rubber Company	64,000	1,701,120
Miller Industries, Inc.	66,941	1,673,525
Spartan Motors, Inc.	187,900	3,231,880
		6,606,525
Auto Manufacturers - 1.5%
Blue Bird Corp. (a)	83,000	1,967,100

Commercial Banks - 5.5%
Citizens Financial Group Inc.	75,500	3,169,490
Prosperity Bancshares, Inc.	54,015	3,923,109
		7,092,599
Communications Equipment - 1.1%
CommScope Holding Company, Inc. (a)	37,000	1,478,890

Computers - 3.5%
Conduent Inc. (a)	245,000	4,566,800

Containers & Packaging - 5.5%
Owens-Illinois, Inc. (a)	219,500	4,754,370
WestRock Company	37,150	2,383,915
		7,138,285
Diversified Financial Services - 5.7%
Janus Henderson Group PLC (b)	69,000	2,283,210
Legg Mason, Inc.	124,503	5,061,047
		7,344,257
Electronics - 4.8%
Keysight Technologies, Inc. (a)	76,000	3,981,640
Sensata Technologies Holding PLC (a)(b)	42,350	2,195,001
		6,176,641

Food & Drug Retailers - 1.1%
Casey's General Stores, Inc.	12,450	1,366,636

Food Products - 1.6%
The Hain Celestial Group, Inc. (a)	66,000	2,116,620

Health Care Equipment & Supplies - 7.4%
Natus Medical Incorporated (a)	62,600	2,106,490
Patterson Companies Inc.	128,500	2,856,555
Zimmer Biomet Holdings, Inc.	42,000	4,579,680
		9,542,725
Hotels & Leisure - 3.5%
SeaWorld Entertainment Inc. (a)	308,200	4,570,606

Household Durables - 7.7%
Central Garden & Pet Company - Class A (a)	64,000	2,535,040
Helen of Troy Ltd. (a)(b)	32,000	2,784,000
Lifetime Brands, Inc.	168,469	2,089,016
Newell Brands, Inc.	101,000	2,573,480
		9,981,536

Industrial Equipment Wholesale - 4.7%
Park-Ohio Holdings Corp.	34,900	1,355,865
WESCO International, Inc. (a)	76,970	4,775,989
		6,131,854
Machinery - 5.3%
AGCO Corporation	20,200	1,309,970
Federal Signal Corporation	84,850	1,868,397
Regal Beloit Corporation	50,200	3,682,170
		6,860,537
Materials - 1.7%
Axalta Coating Systems Ltd. (a)(b)	71,199	2,149,498

Media - 2.5%
Discovery Communications, Inc. - Class C (a)	167,000	3,259,840

Office Electronics - 3.7%
Zebra Technologies Corporation - Class A (a)	34,200	4,760,298

Pharmaceuticals - 4.0%
Prestige Brands Holdings, Inc. (a)	152,000	5,125,440

Restaurants - 5.5%
Denny's Corporation (a)	91,520	1,412,154
Dine Brands Global, Inc.	61,450	4,029,891
Dunkin' Brands Group Inc.	27,500	1,641,475
		7,083,520
Semiconductor & Semiconductor Equipment - 3.0%
Kulicke and Soffa Industries, Inc. (a)	155,700	3,894,057

Textiles, Apparel & Luxury Goods - 0.7%
Skechers U.S.A., Inc. - Class A (a)	25,000	972,250

Transportation Equipment - 4.4%
The Greenbrier Companies, Inc.	73,550	3,695,887
Wabash National Corporation	99,000	2,060,190
		5,756,077
Waste Management - 3.1%
Stericycle, Inc. (a)	69,000	4,038,570

TOTAL COMMON STOCKS (Cost $117,766,002)		124,284,303

SHORT-TERM INVESTMENT - 4.0%
Money Market Mutual Fund - 4.0%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 1.58% (c)	5,162,007	5,162,007

TOTAL SHORT-TERM INVESTMENT (Cost $5,162,007)		5,162,007

TOTAL INVESTMENTS - 99.9%
(Cost $122,928,009)		129,446,310
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		73,149
TOTAL NET ASSETS - 100.0%		$129,519,459

(a)	Non-income producing security.
(b)	U.S. Dollar-denominated foreign security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at March 31, 2018 was as follows*:

Cost of investments	$122,928,009
Gross unrealized appreciation	14,773,607
Gross unrealized depreciation	(8,255,306)
Net unrealized appreciation	$6,518,301

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Value Measurement Summary at March 31, 2018 (Unaudited)

The Trust has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.  These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.  Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

	Level 1	Level 2	Level 3	Total
All Cap Value Fund
Equity
Information Technology	$163,097,780	$-	$-	$163,097,780
Consumer Discretionary	124,757,852	-	-	124,757,852
Financials	110,551,240	-	-	110,551,240
Industrials	92,795,171	-	-	92,795,171
Health Care	70,048,015	-	-	70,048,015
Consumer Staples	53,645,184	-	-	53,645,184
Materials	33,420,399	-	-	33,420,399
Energy	7,379,780	-	-	7,379,780
Total Equity	655,695,421	-	-	655,695,421
Short-Term Investment	22,786,919	-	-	22,786,919
Total Investments in Securities	$678,482,340	$-	$-	$678,482,340

Strategic Opportunities Fund
Equity
Industrials	$34,484,161	$-	$-	$34,484,161
Consumer Discretionary	29,242,396	-	-	29,242,396
Information Technology	18,681,685	-	-	18,681,685
Health Care	14,668,165	-	-	14,668,165
Financials	14,436,856	-	-	14,436,856
Materials	9,287,783	-	-	9,287,783
Consumer Staples	3,483,257	-	-	3,483,257
Total Equity	124,284,303	-	-	124,284,303
Short-Term Investment	5,162,007		-	5,162,007
Total Investments in Securities	$129,446,310	$-	$-	$129,446,310

There were no transfers between levels during the reporting period, as compared to their classification from the most recent annual report. It is the Funds' policy to recognize transfers at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Olstein Funds

By  /s/ Robert A. Olstein
                                                Robert A. Olstein, President

Date  May 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Robert A. Olstein
                                                Robert A. Olstein, President

Date  May 29, 2018

By  /s/ Michael Luper
                                                   Michael Luper, Treasurer

Date  May 29, 2018